April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares FTSE NAREIT All Equity REIT Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
iShares FTSE NAREIT All Equity REIT Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 2.2%
Alexander & Baldwin, Inc.	97,830	$ 1,680,719
Alpine Income Property Trust, Inc.	18,429	284,728
American Assets Trust, Inc.	64,409	1,206,381
Armada Hoffler Properties, Inc.	107,065	724,830
Broadstone Net Lease, Inc.	252,838	4,090,919
CTO Realty Growth, Inc.	40,075	732,170
Empire State Realty Trust, Inc., Class A	183,461	1,306,242
Essential Properties Realty Trust, Inc.	236,820	7,618,499
Gladstone Commercial Corp.	58,097	820,911
Global Net Lease, Inc.	269,869	2,037,511
NexPoint Diversified Real Estate Trust	44,599	156,542
One Liberty Properties, Inc.	20,569	501,884
WP Carey, Inc.	294,522	18,389,954
		39,551,290
Health Care REITs — 14.2%
Alexandria Real Estate Equities, Inc.	233,026	16,931,669
American Healthcare REIT, Inc.	205,589	6,636,413
CareTrust REIT, Inc.	253,778	7,428,082
Community Healthcare Trust, Inc.	36,584	624,855
Diversified Healthcare Trust	286,381	647,221
Global Medical REIT, Inc.	84,714	655,686
Healthcare Realty Trust, Inc.	480,180	7,457,195
Healthpeak Properties, Inc.	949,616	16,941,150
LTC Properties, Inc.	60,099	2,155,751
Medical Properties Trust, Inc.	803,785	4,436,893
National Health Investors, Inc.	58,824	4,451,212
Omega Healthcare Investors, Inc.	365,517	14,273,439
Sabra Health Care REIT, Inc.	320,032	5,712,571
Sila Realty Trust, Inc.(a)	77,155	1,987,513
Universal Health Realty Income Trust	18,044	689,461
Ventas, Inc.	568,849	39,864,938
Welltower, Inc.	837,860	127,849,058
		258,743,107
Hotel & Resort REITs — 2.0%
Apple Hospitality REIT, Inc.	305,552	3,596,347
Braemar Hotels & Resorts, Inc.	88,259	165,044
Chatham Lodging Trust	65,712	451,441
DiamondRock Hospitality Co.	278,069	2,041,027
Host Hotels & Resorts, Inc.	947,289	13,375,721
Park Hotels & Resorts, Inc.	274,922	2,732,725
Pebblebrook Hotel Trust	160,501	1,452,534
RLJ Lodging Trust	204,843	1,435,949
Ryman Hospitality Properties, Inc.	79,200	6,965,640
Service Properties Trust	216,264	389,275
Summit Hotel Properties, Inc.	141,057	574,102
Sunstone Hotel Investors, Inc.	268,005	2,235,162
Xenia Hotels & Resorts, Inc.	137,035	1,463,534
		36,878,501
Industrial REITs — 10.5%
Americold Realty Trust, Inc.	386,333	7,471,680
EastGroup Properties, Inc.	66,638	10,889,982
First Industrial Realty Trust, Inc.	179,327	8,532,379
Industrial Logistics Properties Trust	91,061	238,580
Innovative Industrial Properties, Inc.	37,878	2,057,154
Lineage, Inc.(a)	84,145	4,058,313
LXP Industrial Trust	390,660	3,082,307
Plymouth Industrial REIT, Inc.	55,733	828,750
Prologis, Inc.	1,256,373	128,401,321
Security	Shares	Value
Industrial REITs (continued)
Rexford Industrial Realty, Inc.	298,679	$ 9,886,275
STAG Industrial, Inc.	246,016	8,125,909
Terreno Realty Corp.	133,507	7,520,449
		191,093,099
Office REITs — 3.1%
Brandywine Realty Trust	227,786	902,033
BXP, Inc.	213,651	13,615,978
City Office REIT, Inc.	44,038	223,713
COPT Defense Properties	152,893	3,992,036
Cousins Properties, Inc.	225,921	6,221,864
Douglas Emmett, Inc.	188,036	2,600,538
Easterly Government Properties, Inc.	54,269	1,094,610
Highwoods Properties, Inc.	140,825	4,005,063
Hudson Pacific Properties, Inc.	184,410	378,040
JBG SMITH Properties	111,491	1,558,644
Kilroy Realty Corp.	159,334	5,020,614
NET Lease Office Properties(b)	20,049	606,081
Orion Properties, Inc.	78,530	143,710
Paramount Group, Inc.	255,085	1,094,315
Peakstone Realty Trust	51,463	592,339
Piedmont Office Realty Trust, Inc., Class A	165,937	980,688
Postal Realty Trust, Inc., Class A	28,478	377,049
SL Green Realty Corp.	96,765	5,090,807
Vornado Realty Trust	238,109	8,400,485
		56,898,607
Residential REITs — 14.3%
American Homes 4 Rent, Class A	458,971	17,160,926
Apartment Investment and Management Co., Class A	190,107	1,503,746
AvalonBay Communities, Inc.	192,795	40,483,094
BRT Apartments Corp.	16,050	248,293
Camden Property Trust	140,678	16,009,156
Centerspace	22,246	1,342,769
Elme Communities	118,285	1,841,697
Equity LifeStyle Properties, Inc.	256,629	16,624,427
Equity Residential	513,357	36,068,463
Essex Property Trust, Inc.	86,758	24,218,496
Independence Realty Trust, Inc.	305,718	5,940,101
Invitation Homes, Inc.	831,688	28,435,413
Mid-America Apartment Communities, Inc.	157,811	25,194,526
NexPoint Residential Trust, Inc.	29,632	1,104,681
Sun Communities, Inc.	171,309	21,315,979
UDR, Inc.	446,173	18,685,725
UMH Properties, Inc.	97,171	1,717,012
Veris Residential, Inc.	105,516	1,637,608
		259,532,112
Retail REITs — 14.1%
Acadia Realty Trust	157,047	2,999,598
Agree Realty Corp.	138,624	10,758,609
Alexander’s, Inc.	2,882	594,845
Brixmor Property Group, Inc.	406,770	10,132,641
CBL & Associates Properties, Inc.	29,533	693,139
Curbline Properties Corp.	127,667	2,922,298
Federal Realty Investment Trust	114,570	10,771,871
FrontView REIT, Inc.	18,439	229,381
Getty Realty Corp.	67,788	1,897,386
InvenTrust Properties Corp.	104,181	2,902,483
Kimco Realty Corp.	895,346	17,889,013
Kite Realty Group Trust	293,512	6,354,535
Macerich Co.	335,073	4,912,170
NETSTREIT Corp.	110,620	1,799,787

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares FTSE NAREIT All Equity REIT Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
NNN REIT, Inc.	253,220	$ 10,409,874
Phillips Edison & Co., Inc.	166,103	5,763,774
Realty Income Corp.	1,184,678	68,545,469
Regency Centers Corp.	245,437	17,715,643
Saul Centers, Inc.	14,641	478,761
Simon Property Group, Inc.	439,742	69,206,596
SITE Centers Corp.	62,904	744,783
Tanger, Inc.	145,621	4,588,518
Urban Edge Properties	168,804	3,050,288
Whitestone REIT	68,190	889,197
		256,250,659
Specialized REITs — 39.0%
American Tower Corp.	634,748	143,078,547
Crown Castle, Inc.	590,906	62,494,218
CubeSmart	303,461	12,341,759
Digital Realty Trust, Inc.	450,404	72,307,858
EPR Properties	101,938	5,044,912
Equinix, Inc.	131,044	112,796,123
Extra Space Storage, Inc.	284,255	41,649,043
Farmland Partners, Inc.	60,705	610,692
Four Corners Property Trust, Inc.	129,313	3,614,298
Gaming & Leisure Properties, Inc.	354,059	16,945,264
Gladstone Land Corp.	48,026	476,898
Iron Mountain, Inc.	395,702	35,482,598
Lamar Advertising Co., Class A	118,485	13,484,778
National Storage Affiliates Trust	94,653	3,521,092
Outfront Media, Inc.	193,225	2,923,494
PotlatchDeltic Corp.	106,541	4,090,109
Public Storage	214,957	64,579,531
Rayonier, Inc.	210,624	5,151,863
Security	Shares	Value
Specialized REITs (continued)
Safehold, Inc.	69,853	$ 1,100,185
SBA Communications Corp.	145,842	35,497,943
Uniti Group, Inc.	327,962	1,613,573
VICI Properties, Inc.	1,431,914	45,849,886
Weyerhaeuser Co.	990,715	25,669,426
		710,324,090
Total Long-Term Investments — 99.4% (Cost: $1,918,169,745)		1,809,271,465
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	2,435,157	2,436,132
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	12,135,440	12,135,440
Total Short-Term Securities — 0.8% (Cost: $14,571,762)		14,571,572
Total Investments — 100.2% (Cost: $1,932,741,507)		1,823,843,037
Liabilities in Excess of Other Assets — (0.2)%		(2,795,062)
Net Assets — 100.0%		$ 1,821,047,975

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,850,420	$ —	$ (1,413,691)(a)	$ (406)	$ (191)	$ 2,436,132	2,435,157	$ 26,314 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	11,685,975	449,465	—	—	—	12,135,440	12,135,440	110,347	—
				$ (406)	$ (191)	$ 14,571,572		$ 136,661	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	355	06/20/25	$ 12,748	$ 421,896
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares FTSE NAREIT All Equity REIT Index Fund

OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Bank of America N.A.(b)	02/16/28	$205,173	$501 (c)	$203,993	0.0%
	Monthly	HSBC Bank PLC(d)	02/08/28	186,794	11,842 (e)	197,354	0.0
					$12,343	$401,347

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $1,681 of net dividends and financing fees.
(e)	Amount includes $1,282 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)
Range: Benchmarks:	20-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	40-40 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination dates 02/16/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Office REITs
Douglas Emmett, Inc.	14,750	$203,993	100.0%
Net Value of Reference Entity — Bank of America N.A.		$203,993
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination dates 02/08/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Office REITs
Douglas Emmett, Inc.	14,270	$197,354	100.0%
Net Value of Reference Entity — HSBC Bank PLC		$197,354
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares FTSE NAREIT All Equity REIT Index Fund

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,809,271,465	$ —	$ —	$ 1,809,271,465
Short-Term Securities
Money Market Funds	14,571,572	—	—	14,571,572
	$1,823,843,037	$—	$—	$1,823,843,037
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 421,896	$ 12,343	$ —	$ 434,239

(a)	Derivative financial instruments are swaps contracts. Swaps contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
REIT	Real Estate Investment Trust
Schedule of Investments